Loss Per Share - Summary of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted
Loss attributable to owners of the parent	$ (155,575)	$ (112,275)	$ (81,414)
Shares used in calculation
Weighted-average shares outstanding	264,432,214	223,465,734	188,679,490
Basic and diluted loss per share attributable to owners of the parent	$ (0.59)	$ (0.50)	$ (0.43)